FAIR VALUE MEASUREMENTS	6 Months Ended
Sep. 30, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

21. FAIR VALUE MEASUREMENTS

Assets and liabilities disclosed at fair value

The Company measures its cash and cash equivalents, accounts receivable, loan recognized as a result of payment under the guarantee, and financial lease receivables. The carrying value of accounts receivable, and financial lease receivables approximate their fair value which are considered a Level 3 measurement. The fair value was estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates based on current offering rates of comparable institutions with similar services. The carrying value of the Company’s debt obligations approximate fair value as the borrowing rates are similar to the market rates that are currently available to the Company for financing obligations with similar terms and credit risks and represent a Level 2 measurement.

Assets measured at fair value on a nonrecurring basis

The Company measured its property and equipment and, intangible assets at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

The equity investment without readily determinable fair value was recorded at fair value only if an impairment or observable price adjustment was recognized in the current period. If an impairment or observable price adjustment was recognized on the equity investment during the period, the Company classified these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.

Assets and liabilities measured at fair value on a recurring basis

The Company measured its warrant liabilities and forward contract liabilities at fair value on a recurring basis. As the Company’s warrant liabilities and forward contract liabilities are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of warrant liabilities and forward contract liabilities. These instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the six months ended September 30, 2021.

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of September 30, 2021:

	September 30, 2021
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB

Liabilities:
Warrant liabilities	—	—	1,815,265	1,815,265
Forward contract liabilities	—	—	547,985	547,985
	—	—	2,363,250	2,363,250

Refer to Note 17 for additional information about warrant liabilities and forward contract liabilities measured at fair value on a recurring basis for the six months ended September 30, 2021.